Risks and Concentration - Foreign currency exchange rate risks (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risks and Concentration
Currency fluctuations, appreciation		1.4	5.7
Currency fluctuation, depreciation	6.5